Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 19,632	¥ 1,755	¥ 26,105	¥ 9,436
Life insurance costs	(88,789)	(92,253)	(263,004)	(265,278)
Write-downs of securities and other	(150)	(338)	(210)	(4,214)
Income tax (expense) or benefit	(32,891)	(25,584)	(100,961)	(64,266)
Net Income	63,009	49,823	215,728	145,315
Interest expense	17,026	18,650	50,458	60,811
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	237	435	5,499	(271)
Income tax (expense) or benefit	(188)	(90)	(1,392)	(73)
Net Income	49	345	4,107	(344)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	162	967	4,339	1,335
Life insurance premiums and related investment income	369	408	1,784	4,329
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(166)	(405)	(513)	(1,032)
Finance revenues	(15)	(360)	43	(1,489)
Write-downs of securities and other	(113)	(175)	(154)	(3,414)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	102	119	303	355
Amortization of net actuarial loss	(231)	(401)	(692)	(1,198)
Amortization of transition obligation	0	0	(1)	(1)
Total before income tax	(129)	(282)	(390)	(844)
Income tax (expense) or benefit	40	90	114	268
Net Income	(89)	(192)	(276)	(576)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net		(388)	79	(364)
Total before income tax	(358)	(598)	(1,177)	(2,785)
Income tax (expense) or benefit	111	185	378	864
Net Income	(247)	(413)	(799)	(1,921)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense, net	(358)	(210)	(1,256)	(2,421)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	698	(3,650)	(1,717)	(5,709)
Income tax (expense) or benefit	(135)	1,032	458	1,505
Net Income	563	(2,618)	(1,259)	(4,204)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(796)	(287)	(1,338)	(833)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(123)	(44)	(247)	(193)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	1,617	(3,319)	(132)	(4,683)
Reclassification out of Accumulated Other Comprehensive Income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	10	32	31	69
Total before income tax	10	32	31	69
Income tax (expense) or benefit	(3)	(8)	(9)	(19)
Net Income	¥ 7	¥ 24	¥ 22	¥ 50